Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted cash	$ 24,787	$ 18,954
OPEB plan assets	8,437	3,161
Atlantica related prepaid amount	8,844	0
Long-term deposits	6,319	1,207
Income taxes recoverable	4,416	1,961
Deferred financing costs	5,477	4,449
Other	8,192	4,967
Total other assets	66,472	34,699
Less: current portion	(7,764)	(6,115)
Other assets, noncurrent	$ 58,708	$ 28,584